Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 - RELATED PARTY TRANSACTIONS

The Company has received support from parties related through common ownership and directorship. These loans are unsecured, and due on demand. As of March 31, 2022 and December 31, 2021, the balance due on these loans is $179,191 and $179,191, respectively. Beginning on January 1, 2019, the balance due accrues interest at 12.5%. As of March 31, 2022, total accrued interest is $73,151.

The Company executed a new employment agreement with Mr. Wood on April 1, 2019. Per the terms of the agreement Mr. Wood is to be compensated $4,000 per month. The agreement expired on April 1, 2020 and has been renewed for two more years. As of March 31, 2022 and December 31, 2021, there is $0 and $2,000 of accrued compensation, respectively, due to Mr. Wood. During the three months ended March 31, 2022 and 2021, cash payments of $14,000 and $16,000, respectively, were paid to Mr. Wood.

The Company executed an employment agreement with its Chairman, Russell Bird, on January 1, 2019. Per the terms of the agreement, which is effective for one year, Mr. Bird is to be compensated $3,000 per month. As of March 31, 2022 and December 31, 2021, there is $48,000 and $45,000 of accrued compensation, respectively, due to Mr. Bird. Mr. Bird’s employment agreement has been renewed in 2020 for two more years. During the three months ended March 31, 2022 and 2021, cash payments of $6,000 and $0, respectively, were paid to Mr. Bird.

The Company has entered into an at-will consulting agreement with Jonathan Lane to serve as Chief Technology Officer. During the three months ended March 31, 2022 and 2021, the Company made cash payments to Mr. Lane of $10,000 and $3,000, respectively.

During the three months ended March 31, 2022 and, 2021, the Company paid $7,500 and $7,000, respectively, to the brother of the CEO for services related to development of the Company’s product.

During the three months ended March 31, 2022 and 2021, the Company paid $4,000 and $3,000, respectively, to the son of the CEO for website design services.

NOTE 7 - RELATED PARTY TRANSACTIONS

The Company has received support from parties related through common ownership and directorship. These loans are unsecured, and due on demand. As of December 31, 2021 and 2020, the balance due on these loans is $179,191 and $179,191, respectively. Beginning on January 1, 2019, the balance due accrues interest at 12.5%. As of December 31, 2021, total accrued interest is $67,505.

The Company executed a new employment agreement with Mr. Wood on April 1, 2019. Per the terms of the agreement Mr. Wood is to be compensated $4,000 per month. The agreement expired on April 1, 2020 and has been renewed for two more years. As of December 31, 2021 and 2020, there is $2,000 and $2,000 of accrued compensation, respectively, due to Mr. Wood. During the years ended December 31, 2021 and 2020, cash payments of $48,000 and $46,000, respectively, were paid to Mr. Wood.

The Company executed an employment agreement with its Chairman, Russell Bird, on January 1, 2019. Per the terms of the agreement, which is effective for one year, Mr. Bird is to be compensated $3,000 per month. As of December 31, 2021 and 2020, there is $45,000 and $33,000 of accrued compensation, respectively, due to Mr. Bird. Mr. Bird’s employment agreement has been renewed in 2020 for two more years. During the years ended December 31, 2021 and 2020, cash payments of $24,000 and $18,000, respectively, were paid to Mr. Bird.

The Company has entered into an at-will consulting agreement with Jonathan Lane to serve as Chief Technology Officer. During the years ended December 31, 2021 and 2020, the Company made cash payments to Mr. Lane of $26,000 and $15,000, respectively.

During the years ended December 31, 2021 and 2020, the Company paid $12,000 and $1,000, respectively, to the son of the CEO for services related to development of the Company’s product.

During the years ended December 31, 2021 and 2020, the Company paid $9,000 and $22,000, respectively, to the brother of the CEO for website design services.

On November 23, 2020, the Company granted 500,000 shares of Series A preferred stock to Mr. Bird for services rendered to the Company. The shares were valued at $0.0025, the closing stock price of the Company’s common shares on the date of grant, for total non-cash compensation expense of $1,250. The closing price for common stock was deemed an acceptable method for valuation as one share of Series A preferred stock is convertible into one share of common stock.

On November 23, 2020, the Company granted 500,000 shares of Series A preferred stock to Mr. Wood for services rendered to the Company. The shares were valued at $0.0025, the closing stock price of the Company’s common shares on the date of grant, for total non-cash compensation expense of $1,250. The closing price for common stock was deemed an acceptable method for valuation as one share of Series A preferred stock is convertible into one share of common stock.

On November 23, 2020, the Company granted 250,000 shares of Series B preferred stock to Mr. Bird for services rendered to the Company. The shares were valued at $0.0025, the closing stock price of the Company’s common shares on the date of grant, multiplied by 100, for total non-cash compensation expense of $62,500. The closing price for common stock multiplied by 100 was deemed an acceptable method for valuation as one share of Series B preferred stock is convertible into 100 shares of common stock.

On November 23, 2020, the Company granted 250,000 shares of Series B preferred stock to Mr. Wood for services rendered to the Company. The shares were valued at $0.0025, the closing stock price of the Company’s common shares on the date of grant, multiplied by 100, for total non-cash compensation expense of $62,500. The closing price for common stock multiplied by 100 was deemed an acceptable method for valuation as one share of Series B preferred stock is convertible into 100 shares of common stock.